As filed with the Securities and Exchange Commission on November 22, 2024

Securities Act File No. 333-173276

Investment Company Act of 1940 File No. 811-22542

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 224	☒

And

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 230	☒

SSGA Active Trust

(Exact Name of Registrant as Specified in Charter)

One Iron Street

Boston, Massachusetts 02210

(Address of Principal Executive Offices)

Registrant’s Telephone Number: (617) 664-3920

Andrew J. DeLorme, Esq.

Chief Legal Officer

c/o SSGA Funds Management, Inc.

One Iron Street

Boston, Massachusetts 02210

(Name and Address of Agent for Service)

Copies to:

W. John McGuire, Esq.

Morgan, Lewis and Bockius LLP

1111 Pennsylvania Avenue, NW

Washington, DC 20004

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to Rule 485, paragraph (b)
☒	on December 20, 2024 pursuant to Rule 485, paragraph (b)
☐	60 days after filing pursuant to Rule 485, paragraph (a)(1)
☐	on _________________ pursuant to Rule 485, paragraph (a)(1)
☐	75 days after filing pursuant to Rule 485, paragraph (a)(2)
☐	on _________________ pursuant to Rule 485, paragraph (a)(2)

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

NOTE: This Post-Effective Amendment No. 224 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the “Securities Act”), solely for the purpose of delaying, until December 20, 2024, the effectiveness of Post-Effective Amendment No. 220 to the Registrant’s Registration Statement on Form N-1A related to the SPDR SSGA Apollo IG Public & Private Credit ETF, which was filed pursuant to Rule 485(a) under the Securities Act on September 10, 2024 (the “Amendment”).

Part A. INFORMATION REQUIRED IN A PROSPECTUS

Part A is incorporated by reference to Part A of the Amendment.

Part B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of the Amendment.

Part C. OTHER INFORMATION

Part C is incorporated by reference to Post-Effective Amendment No. 223 to the Registrant’s Registration Statement on Form N-1A, as filed with the SEC on November 19, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, SSGA Active Trust, the Registrant, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended, and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 22nd day of November, 2024.

SSGA ACTIVE TRUST

By:	/s/ Ann M. Carpenter
Ann M. Carpenter
President

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURES	TITLE	DATE

/s/ Dwight D. Churchill*	Trustee	November 22, 2024
Dwight D. Churchill

/s/ Clare S. Richer*	Trustee	November 22, 2024
Clare S. Richer

/s/ Sandra G. Sponem*	Trustee	November 22, 2024
Sandra G. Sponem

/s/ Carolyn Clancy*	Trustee	November 22, 2024
Carolyn Clancy

/s/ Carl G. Verboncoeur*	Trustee	November 22, 2024
Carl G. Verboncoeur

/s/ Kristi Rowsell*	Trustee	November 22, 2024
Kristi Rowsell

/s/ Jeanne LaPorta*	Trustee	November 22, 2024
Jeanne LaPorta

/s/ James E. Ross*	Trustee	November 22, 2024
James E. Ross

/s/ Ann M. Carpenter Ann M. Carpenter	President and Principal Executive Officer	November 22, 2024

/s/ Bruce S. Rosenberg Bruce S. Rosenberg	Treasurer and Principal Financial Officer (Principal Accounting Officer)	November 22, 2024

*By:	/s/ E. Gerard Maiorana, Jr.
E. Gerard Maiorana, Jr.
As Attorney-in-Fact
Pursuant to Powers of Attorney